INVESTMENTS IN ASSOCIATES (Details 1) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2021	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current Assets			$ 3,919,325	$ 3,544,325
Non-current Assets			12,741,985	12,483,994	$ 11,928,649
Total Assets			16,661,310	16,028,319	15,860,030
Current Liabilities			1,429,642	1,097,593
Non-current Liabilities			7,413,164	7,515,091
Equity			7,818,504	7,415,635	7,369,415	$ 7,338,971
Total Equity and Liabilities			16,661,310	16,028,319
Income			6,349,761	4,732,869	5,329,214
Profit or loss (continuing operations)			1,031,599	25,305	61,970
Other comprehensive income			(179,964)	(230,012)	(30,029)
Comprehensive income			851,635	(204,707)	31,941
Dividends received	$ 271,000	$ 200,000	596,215	309	$ 1,390
Associates [member]
Statement [Line Items]
Current Assets			9,412	122,362
Non-current Assets			186,013	79,643
Total Assets			195,425	202,005
Current Liabilities			5,651	4,790
Non-current Liabilities			20,378	22,231
Equity			169,396	174,984
Total Equity and Liabilities			195,425	202,005
Income			13,469	11,281
Other income / expenses			(12,534)	(1,429)
Profit or loss (continuing operations)			935	9,852
Other comprehensive income			0	0
Comprehensive income			935	9,852
Dividends received			2,695	1,148
Inversiones Puerto Coronel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets			1	114,463
Non-current Assets			113,580	1
Total Assets			113,581	114,464
Current Liabilities			55	54
Non-current Liabilities			0	0
Equity			113,526	114,410
Total Equity and Liabilities			113,581	114,464
Income			0	0
Other income / expenses			(4,208)	6,910
Profit or loss (continuing operations)			(4,208)	6,910
Other comprehensive income			0	0
Comprehensive income			(4,208)	6,910
Dividends received			0	0
Serv.Corporativos Sercor S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets			4,761	4,155
Non-current Assets			2,773	3,444
Total Assets			7,534	7,599
Current Liabilities			4,297	4,029
Non-current Liabilities			2,138	2,634
Equity			1,099	936
Total Equity and Liabilities			7,534	7,599
Income			4,577	5,185
Other income / expenses			(4,277)	(4,987)
Profit or loss (continuing operations)			300	198
Other comprehensive income			0	0
Comprehensive income			300	198
Dividends received			0	0
Florestal Vale do corisco [Member] | Associates [member]
Statement [Line Items]
Current Assets			4,638	3,725
Non-current Assets			69,602	76,130
Total Assets			74,240	79,855
Current Liabilities			1,292	699
Non-current Liabilities			18,208	19,553
Equity			54,740	59,603
Total Equity and Liabilities			74,240	79,855
Income			8,892	6,096
Other income / expenses			(4,047)	(3,349)
Profit or loss (continuing operations)			4,845	2,747
Other comprehensive income			0	0
Comprehensive income			4,845	2,747
Dividends received			2,695	1,148
Consorcio Tecnológico Bioenercel S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets			0	1
Non-current Assets			6	11
Total Assets			6	12
Current Liabilities			0	0
Non-current Liabilities			4	5
Equity			2	7
Total Equity and Liabilities			6	12
Income			0	0
Other income / expenses			(1)	0
Profit or loss (continuing operations)			(1)	0
Other comprehensive income			0	0
Comprehensive income			(1)	0
Dividends received			0	0
Genómica Forestal S.A. [Member] | Associates [member]
Statement [Line Items]
Current Assets			12	18
Non-current Assets			52	57
Total Assets			64	75
Current Liabilities			7	8
Non-current Liabilities			28	39
Equity			29	28
Total Equity and Liabilities			64	75
Income			0	0
Other income / expenses			(1)	(3)
Profit or loss (continuing operations)			(1)	(3)
Other comprehensive income			0	0
Comprehensive income			(1)	(3)
Dividends received			$ 0	$ 0